STOCK-BASED COMPENSATION PLANS - Stock-Based Compensation (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	$ 230	$ 77	$ 540	$ 117
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	4	2	12	8
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	0	0	0	(1)
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	122	24	263	39
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	85	40	216	61
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	$ 19	$ 11	$ 49	$ 10